Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows ($ thousands):

For the year ended December 31, 2018	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	624,476	1,111,069	495,497	1,814,549	4,045,591	—	723	4,046,314
Product sales	378,693	80,833	324,486	930	784,942	—	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	4,830,533	—	723	4,831,256

Operating income (loss)	218,860	296,527	142,077	541,254	1,198,718	(226,231)	(325,496)	646,991
Depreciation and amortization	105,295	152,135	62,688	161,758	481,876	14,495	209,089	705,460
Expenditures for long-lived assets	(150,440)	(163,912)	(60,456)	(93,252)	(468,060)	(9,719)	—	(477,779)
Long-lived assets (at year end)	287,795	717,223	217,760	366,997	1,589,775	—	—	1,589,775
Total assets (at year end)	3,655,694	2,467,487	2,807,234	4,505,689	13,436,104	212,398	—	13,648,502

For the year ended December 31, 2017	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,633	1,093,048	557,049	1,703,901	4,134,631	1,203	722	4,136,556
Product sales	377,065	92,174	332,015	1,149	802,403	—	—	802,403
Total revenue	1,157,698	1,185,222	889,064	1,705,050	4,937,034	1,203	722	4,938,959

Operating income (loss)	278,963	289,025	163,799	478,540	1,210,327	(197,089)	(1,064,330)	(51,092)
Depreciation and amortization	81,355	129,517	66,745	161,484	439,101	11,554	351,785	802,440
Expenditures for long-lived assets	(147,175)	(204,104)	(77,815)	(188,013)	(617,107)	(3,964)	—	(621,071)
Long-lived assets (at year end)	271,833	666,627	292,962	396,495	1,627,917	—	—	1,627,917
Total assets (at year end)	3,683,258	2,460,676	3,038,806	4,900,130	14,082,870	1,076,338	—	15,159,208

For the year ended December 31, 2016	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	975,206	1,128,306	512,668	1,759,843	4,376,023	—	(437)	4,375,586
Product sales	398,248	65,269	314,637	1,295	779,449	—	(1,139)	778,310
Total revenue	1,373,454	1,193,575	827,305	1,761,138	5,155,472	—	(1,576)	5,153,896

Operating income (loss)	349,275	299,182	142,200	583,504	1,374,161	(245,600)	(468,125)	660,436
Depreciation and amortization	86,380	143,941	50,879	150,736	431,936	12,481	438,052	882,469
Expenditures for long-lived assets	(132,297)	(148,641)	(97,957)	(91,834)	(470,729)	(3,460)	—	(474,189)
Long-lived assets (at year end)	394,233	603,927	284,276	275,079	1,557,515	—	—	1,557,515
Total assets (at year end)	5,577,491	2,396,557	3,021,448	3,724,856	14,720,352	339,810	—	15,060,162

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	December 31,
($ thousands)	2018	2017	2016
United States	2,063,477	2,195,791	2,472,013
Italy	1,824,004	1,728,472	1,778,750
United Kingdom	59,062	74,567	82,271
Rest of Europe	312,484	383,170	302,388
All other	572,229	556,959	518,474
Total	4,831,256	4,938,959	5,153,896

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets based on the geographical location of the assets are as follows:

	December 31,
($ thousands)	2018	2017
United States	993,615	938,925
Italy	332,378	366,990
United Kingdom	26,256	43,379
Rest of Europe	115,345	117,508
All other	122,181	161,115
Total	1,589,775	1,627,917